General (Details) $ in Millions		1 Months Ended	12 Months Ended
	Jun. 03, 2019 USD ($)	Sep. 16, 2019	Dec. 31, 2019 USD ($)
Disclosureof General Explanatory [Abstract]
Description of agreement		On September 16, 2019, the Company entered into a Securities Exchange Agreement (the “Exchange Agreement”), with ScoutCam Inc, formally known as Intellisense Solutions Inc (“Intellisense” or “INLL”), pursuant to which the Company assigned, transferred and delivered 100% of its holdings in ScoutCam to ScoutCam Inc, in exchange for consideration consisting of shares of ScoutCam’s Inc. common stock representing 60% of the issued and outstanding share capital of ScoutCam Inc. immediately upon the closing of the Exchange Agreement (the “Closing”).
Payment of golden grand value	$ 3.0
Number of milestone installments	4
Negative cash flows from operating			$ 2.7
Comprehensive loss			$ 14.2